Accumulated Losses (Tables)	12 Months Ended
Jan. 31, 2021
Fair value gain loss on convertible notes derivative
Disclosure of Detailed Information About Retained Earnings Accumulated Losses
	Year Ended 31 January 2021 NZ$000’s	Year Ended 31 January 2020 NZ$000’s
Accumulated losses at the beginning of the financial year	(176,595)	(121,651)
Adoption of IFRS 16	-	(639)
Loss for the year	(68,346)	(54,305)
Accumulated losses at end of the financial year	(244,941)	(176,595)